Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.4%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$467	$ 461,528
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	628,682
CNH Equipment Trust, Series 2022-B, Class A2, 3.94%, 12/15/25	130	128,422
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	165	126,389
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	630,789
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	0(2)	313
Series 2022-A, Class A, 5.87%, 12/15/26(1)	1,336	1,334,264
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	133	132,559
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	958,963
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	405	369,361
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	699,738
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	407,331
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	200	160,957
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	425	375,143
GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.26%, 2/20/24	356	352,795
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	138	100,891
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	144	138,037
Series 2021-3, Class B, 0.76%, 2/26/29(1)	135	127,269
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	87	85,980
Series 2022-C, Class A, 6.56%, 2/15/30(1)	799	795,758
Marlette Funding Trust, Series 2021-1A, Class B, 1.00%, 6/16/31(1)	1,051	1,036,627
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	1,018	923,889
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	150	118,421
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	814,398
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	518	496,547
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,739	1,613,655
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	$290	$ 256,301
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	547	542,978
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,025	967,931
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	92,669
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	284	277,777
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	243,064
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,011,608
Series 2022-2, Class A, 5.94%, 10/9/29(1)	220	218,359
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	300	292,450
Series 2021-5, Class A, 1.53%, 8/15/29(1)	249	239,876
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	97	91,473
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	606	499,781
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98%, 1/15/25	270	268,666
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)	500	478,165
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	336	253,041
SoFi Consumer Loan Program Trust, Series 2022-1S, Class A, 6.21%, 4/15/31(1)	1,800	1,800,464
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	183	178,388
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	526,622
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,254,633
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	393	368,582
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	348	283,935
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	688	553,590
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,080	1,000,653
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	162	126,570
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	591	542,482
Theorem Funding Trust:
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	281	273,814
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	342	340,780

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Issuer, LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	$140	$ 120,595
Total Asset-Backed Securities (identified cost $27,479,315)		$ 26,123,953

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	$70	$ 69,977
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	248	246,202
Series 2021-3A, Class A2, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	150	139,700
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	491	431,567
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	80	79,411
Series 2022-DNA1, Class M1A, 4.928%, (30-day average SOFR + 1.00%), 1/25/42(1)(4)	1,996	1,951,464
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	207	204,849
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.178%, (30-day average SOFR + 4.25%), 5/25/27(1)(4)	500	473,855
Total Collateralized Mortgage Obligations (identified cost $3,645,334)		$3,597,025

Commercial Mortgage-Backed Securities — 8.5%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 5.293%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(4)	$750	$ 737,372
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (1 mo. USD LIBOR + 1.034%), 10/15/36(1)(4)	1,407	1,391,077
Series 2019-XL, Class B, 5.53%, (1 mo. USD LIBOR + 1.194%), 10/15/36(1)(4)	897	881,720
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	522	493,533
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	246	231,689
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	180	168,932
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, 5.568%, (1 mo. USD LIBOR + 1.25%), 12/15/37(1)(4)	1,140	1,111,676
Security	Principal Amount (000's omitted)	Value
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	$1,050	$ 1,007,290
Series 2022-NWPT, Class A, 7.478%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,004	995,445
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	1,969	1,915,178
Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	301	289,255
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(3)	3,008	2,815,151
Series 2018-M4, Class A2, 3.056%, 3/25/28(3)	4,521	4,211,786
Series 2018-M13, Class A2, 3.744%, 9/25/30(3)	732	697,823
Series 2019-M22, Class A2, 2.522%, 8/25/29	1,705	1,511,480
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	678	659,529
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 5.669%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(4)	435	417,416
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(4)(6)	1,247	1,193,407
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	328,092
VMC Finance, LLC, Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	235	227,517
Total Commercial Mortgage-Backed Securities (identified cost $22,096,400)		$21,285,368

Corporate Bonds — 28.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$875	$ 864,440
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	204	175,090
		$ 1,039,530
Communications — 2.1%
AT&T, Inc.:
3.55%, 9/15/55	$1,858	$ 1,248,094
3.65%, 6/1/51	889	630,151
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,697	1,238,619
Comcast Corp.:
2.887%, 11/1/51	1,384	895,114
4.25%, 1/15/33	662	626,063
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	168,505
SES S.A., 5.30%, 4/4/43(1)	130	99,619

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
T-Mobile USA, Inc.:
2.25%, 11/15/31	$367	$ 289,618
2.55%, 2/15/31	145	118,805
		$ 5,314,588
Consumer, Cyclical — 3.1%
Aptiv PLC, 3.10%, 12/1/51	$1,035	$ 615,669
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	459	376,640
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	131	123,155
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	601	586,651
4.75%, 10/20/28(1)	801	754,149
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,335	865,609
Ferguson Finance PLC, 4.65%, 4/20/32(1)	1	913
Ford Motor Co., 3.25%, 2/12/32	1,178	885,528
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	487	500,246
General Motors Co., 5.60%, 10/15/32	945	880,593
General Motors Financial Co., Inc., 4.30%, 4/6/29	421	377,933
Home Depot, Inc. (The), 4.40%, 3/15/45	203	182,401
Hyatt Hotels Corp.:
1.30%, 10/1/23	94	91,401
1.80%, 10/1/24	39	36,569
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	809	621,818
5.141%, 3/15/52(1)	1,185	866,030
		$7,765,305
Consumer, Non-cyclical — 1.5%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$851	$764,618
Block Financial, LLC, 3.875%, 8/15/30	437	383,354
Centene Corp., 4.625%, 12/15/29	312	285,820
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	166,009
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	163,506
CVS Health Corp., 4.30%, 3/25/28	136	131,798
CVS Pass-Through Trust, 6.036%, 12/10/28	151	148,477
Ford Foundation (The), 2.415%, 6/1/50	270	171,102
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	209,979
Merck & Co., Inc., 2.45%, 6/24/50	591	376,094
Pfizer, Inc., 2.625%, 4/1/30	460	405,163
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	701	503,096
		$3,709,016
Energy — 0.2%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$544	$474,245
		$474,245
Security	Principal Amount (000’s omitted)	Value
Financial — 16.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.875%, 8/14/24(7)	$150	$ 142,109
3.50%, 1/15/25	218	207,785
6.50%, 7/15/25	972	985,826
Affiliated Managers Group, Inc., 3.30%, 6/15/30	244	202,312
Air Lease Corp., 2.875%, 1/15/26	440	407,595
Ally Financial, Inc., 8.00%, 11/1/31	607	628,286
American National Group, Inc., 6.144%, 6/13/32(1)	250	237,180
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	256,114
Aon Corp., 2.80%, 5/15/30	336	287,325
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	316	285,961
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	200	171,082
5.294%, 8/18/27	600	586,802
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	1,140	1,000,174
2.087% to 6/14/28, 6/14/29(8)	243	204,911
2.299% to 7/21/31, 7/21/32(8)	697	538,440
2.572% to 10/20/31, 10/20/32(8)	227	178,350
3.824% to 1/20/27, 1/20/28(8)	2,637	2,464,401
3.846% to 3/8/32, 3/8/37(8)	494	410,331
4.948% to 7/22/27, 7/22/28(8)	636	622,199
6.204% to 11/10/27, 11/10/28(8)	1,470	1,520,375
BankUnited, Inc., 5.125%, 6/11/30	295	273,961
BNP Paribas S.A.:
7.75% to 8/16/29(1)(8)(9)	244	241,560
9.25% to 11/17/27(1)(8)(9)	207	216,325
Boston Properties, L.P.:
2.45%, 10/1/33	725	523,483
6.75%, 12/1/27	321	331,551
Brookfield Finance, Inc., 4.70%, 9/20/47	485	391,953
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	197	168,810
3.75%, 7/28/26	212	199,873
4.20%, 10/29/25	300	290,217
CI Financial Corp.:
3.20%, 12/17/30	501	381,087
4.10%, 6/15/51	789	467,543
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(8)	387	313,856
3.785% to 3/17/32, 3/17/33(8)	645	553,395
4.00% to 12/10/25(8)(9)	415	362,552
4.125%, 7/25/28	1,341	1,250,669
5.316% to 3/26/40, 3/26/41(8)	647	619,638

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
6.27% to 11/17/32, 11/17/33(8)	$1,171	$ 1,211,760
Corporate Office Properties, L.P., 2.90%, 12/1/33	197	140,291
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	446	428,163
EPR Properties, 4.95%, 4/15/28	692	591,500
Extra Space Storage, L.P., 2.55%, 6/1/31	300	235,427
GA Global Funding Trust, 2.25%, 1/6/27(1)	553	487,525
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	1,039	764,558
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	725	634,875
4.482% to 8/23/27, 8/23/28(8)	1,394	1,338,329
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	254	221,028
6.00%, 4/15/25(1)(7)	435	421,950
HSBC Holdings PLC:
4.755% to 6/9/27, 6/9/28(8)	276	261,304
7.39% to 11/3/27, 11/3/28(8)	1,558	1,640,150
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(8)	438	439,192
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	408,389
8.248% to 11/21/32, 11/21/33(1)(8)	995	1,012,248
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	255,500
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	328	284,389
2.739% to 10/15/29, 10/15/30(8)	1,134	953,377
4.493% to 3/24/30, 3/24/31(8)	799	748,115
4.586% to 4/26/32, 4/26/33(8)	111	103,078
4.851% to 7/25/27, 7/25/28(8)	1,528	1,491,978
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	695	479,491
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	554	449,120
Principal Financial Group, Inc., 4.625%, 9/15/42	308	260,593
Radian Group, Inc., 4.875%, 3/15/27	490	449,803
Sabra Health Care, L.P., 3.20%, 12/1/31	305	227,637
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(8)	622	630,717
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(8)	255	239,191
9.375% to 11/22/27(1)(8)(9)	276	283,925
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	200	188,830
1.456% to 1/14/26, 1/14/27(1)(8)	243	210,997
1.822% to 11/23/24, 11/23/25(1)(8)	200	182,806
Stifel Financial Corp., 4.00%, 5/15/30	438	380,859
Sun Communities Operating, L.P., 4.20%, 4/15/32	509	449,688
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Swedbank AB, 5.337%, 9/20/27(1)	$512	$ 508,644
Synchrony Bank, 5.625%, 8/23/27	702	685,199
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	373	346,406
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	365	357,553
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	518	540,015
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	232	215,760
UBS AG, 1.25%, 6/1/26(1)	236	206,525
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(8)	745	562,586
Vornado Realty L.P., 3.40%, 6/1/31	500	372,906
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	244	181,967
		$40,408,375
Government - Multinational — 1.9%
Asian Development Bank, 3.125%, 9/26/28	$291	$274,366
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	286,788
European Investment Bank:
1.625%, 5/13/31	585	489,373
2.375%, 5/24/27	860	799,489
2.875%, 6/13/25(1)	1,942	1,875,386
Inter-American Development Bank, 0.875%, 4/3/25	241	222,916
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	832,134
		$4,780,452
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$562,909
		$562,909
Industrial — 0.3%
Jabil, Inc., 3.60%, 1/15/30	$376	$330,983
Owens Corning, 3.95%, 8/15/29	519	472,817
		$803,800
Technology — 0.9%
Apple, Inc., 3.45%, 2/9/45	$936	$756,870
DXC Technology Co., 2.375%, 9/15/28	549	463,136
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	237	193,650
2.70%, 10/15/28	646	485,828
Seagate HDD Cayman, 5.75%, 12/1/34	316	268,491
		$2,167,975

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.6%
AES Corp. (The), 2.45%, 1/15/31	$386	$ 307,974
American Water Capital Corp., 2.30%, 6/1/31	193	158,787
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	319,898
Enel Finance International N.V., 1.375%, 7/12/26(1)	201	173,456
MidAmerican Energy Co., 4.25%, 7/15/49	1,016	867,156
New England Power Co., 5.936%, 11/25/52(1)	502	519,264
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,482	1,267,936
Northern States Power Co., 2.60%, 6/1/51	317	202,396
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	211,724
		$4,028,591
Total Corporate Bonds (identified cost $77,455,098)		$71,054,786

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$250	$ 236,435
Total High Social Impact Investments (identified cost $250,000)		$ 236,435

Preferred Stocks — 0.1%

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	16,250	$ 235,950
Total Preferred Stocks (identified cost $406,250)		$ 235,950

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 830,586
1.75%, 9/14/29	635	548,895
Total Sovereign Government Bonds (identified cost $1,562,955)		$ 1,379,481

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 990,834
		$ 990,834
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 128,078
3.034%, 6/1/34	110	89,771
		$ 217,849
Water and Sewer — 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$482,040
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	135,211
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,253,070
		$1,870,321
Total Taxable Municipal Obligations (identified cost $3,929,597)		$3,079,004

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 127,727
3.485%, 8/1/35	85	73,963
3.585%, 8/1/37	150	127,238
Total U.S. Government Agencies and Instrumentalities (identified cost $412,761)		$ 328,928

U.S. Government Agency Mortgage-Backed Securities — 15.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$249	$ 221,061
Federal National Mortgage Association:
4.00%, 30-Year, TBA(12)	15,412	14,470,415
4.50%, 30-Year, TBA(12)	7,554	7,282,528
5.00%, 30-Year, TBA(12)	6,739	6,646,342
5.50%, 30-Year, TBA(12)	6,768	6,789,153
Pool #FS2662, 4.50%, 7/1/52	2,637	2,546,006

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Pool #FM6803, 2.00%, 4/1/51	$173	$ 142,816
Pool #FM7023, 3.00%, 7/1/49	139	123,874
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	245	210,341
Pool #CB8629, 2.50%, 4/20/51	361	309,833
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $39,450,313)		$ 38,742,369

U.S. Treasury Obligations — 38.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 208,513
1.875%, 2/15/41	1,340	947,841
1.875%, 11/15/51	442	280,100
2.00%, 11/15/41	3,812	2,723,361
2.00%, 2/15/50	355	234,681
2.00%, 8/15/51	150	98,268
2.25%, 2/15/52	1,115	775,935
2.375%, 2/15/42	7,932	6,060,079
3.00%, 8/15/52	244	201,109
3.25%, 5/15/42	2,100	1,842,094
4.00%, 11/15/42(7)	1,999	1,957,771
4.00%, 11/15/52	890	891,530
U.S. Treasury Notes:
0.25%, 3/15/24	7,515	7,125,453
0.375%, 11/30/25	6,184	5,532,533
0.375%, 12/31/25	811	724,895
0.375%, 9/30/27	67	56,492
0.75%, 12/31/23	675	648,885
0.875%, 1/31/24	5,725	5,495,776
0.875%, 11/15/30	41	32,781
1.00%, 7/31/28	266	226,141
1.125%, 2/29/28	5,068	4,389,165
1.25%, 3/31/28	1,646	1,430,991
1.25%, 4/30/28	65	56,408
1.25%, 6/30/28	375	324,331
1.375%, 9/30/23	3,636	3,547,516
1.375%, 10/31/28	198	170,930
1.375%, 11/15/31	171	139,228
1.50%, 1/31/27	626	565,283
1.75%, 5/15/23	8,200	8,114,302
1.875%, 2/28/27	100	91,601
1.875%, 2/15/32	1,266	1,074,369
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.50%, 4/30/24	$6,821	$ 6,628,094
2.75%, 4/30/27	9,146	8,669,050
2.75%, 8/15/32	2,086	1,899,890
2.875%, 4/30/29	1,645	1,540,964
2.875%, 5/15/32	4,584	4,225,322
3.125%, 8/31/27	800	769,531
3.125%, 8/31/29	479	454,797
3.25%, 8/31/24	1,900	1,860,590
3.25%, 6/30/27	3,625	3,506,338
3.875%, 11/30/27	1,998	1,987,386
3.875%, 9/30/29	785	779,542
4.125%, 11/15/32	3,227	3,293,809
4.50%, 11/30/24	5,767	5,767,676
Total U.S. Treasury Obligations (identified cost $101,929,992)		$97,351,351

Short-Term Investments — 6.4%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(13)	14,527,068	$ 14,527,068
Total Affiliated Fund (identified cost $14,527,068)		$ 14,527,068
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(14)	1,448,028	$ 1,448,028
Total Securities Lending Collateral (identified cost $1,448,028)		$ 1,448,028
Total Short-Term Investments (identified cost $15,975,096)		$ 15,975,096
Total Investments — 111.4% (identified cost $294,593,111)		$279,389,746
Other Assets, Less Liabilities — (11.4)%		$(28,518,745)
Net Assets — 100.0%		$250,871,001

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $56,903,662 or 22.7% of the Fund's net assets.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(5)	Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $1,387,928 and the total market value of the collateral received by the Fund was $1,448,028, comprised of cash.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $236,435, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	37	Long	3/31/23	$7,587,891	$(35)
U.S. 10-Year Treasury Note	2	Long	3/22/23	224,594	(531)
U.S. Long Treasury Bond	50	Long	3/22/23	6,267,187	(42,930)
U.S. Ultra 10-Year Treasury Bond	73	Long	3/22/23	8,634,531	(78,671)
U.S. Ultra-Long Treasury Bond	13	Long	3/22/23	1,746,062	(31,614)
U.S. 5-Year Treasury Note	(89)	Short	3/31/23	(9,605,742)	3,674
					$(150,107)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $15,956,910, which represents 6.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 189,873	$ —	$ (191,000)	$ —	$ 1,127	$ —	$ 261	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	635,861	—	(640,000)	4,393	(256)	—	915	—
Series 2017-CLS, Class D, 4.218%, (1 mo. USD LIBOR + 1.40%), 11/15/34	1,101,652	—	(1,110,000)	13,795	(5,452)	—	1,826	—
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,216,422	—	—	—	(23,015)	1,193,407	16,175	1,246,790
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	232,190	—	—	—	4,245	236,435	938	250,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	9,608,995	41,136,214	(36,218,141)	—	—	14,527,068	76,448	14,527,068
Total				$18,188	$(23,351)	$15,956,910	$96,563

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$26,123,953	$ —	$26,123,953
Collateralized Mortgage Obligations	—	3,597,025	—	3,597,025
Commercial Mortgage-Backed Securities	—	21,285,368	—	21,285,368
Corporate Bonds	—	71,054,786	—	71,054,786
High Social Impact Investments	—	236,435	—	236,435
Preferred Stocks	235,950	—	—	235,950
Sovereign Government Bonds	—	1,379,481	—	1,379,481
Taxable Municipal Obligations	—	3,079,004	—	3,079,004
U.S. Government Agencies and Instrumentalities	—	328,928	—	328,928

Calvert
Core Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$38,742,369	$ —	$38,742,369
U.S. Treasury Obligations	—	97,351,351	—	97,351,351
Short-Term Investments:
Affiliated Fund	14,527,068	—	—	14,527,068
Securities Lending Collateral	1,448,028	—	—	1,448,028
Total Investments	$16,211,046	$263,178,700	$ —	$279,389,746
Futures Contracts	$3,674	$ —	$ —	$3,674
Total	$16,214,720	$263,178,700	$ —	$279,393,420
Liability Description
Futures Contracts	$(153,781)	$ —	$ —	$(153,781)
Total	$(153,781)	$ —	$ —	$(153,781)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.